NOTES RECEIVABLE (10K) (Details) (June 2012 Note [Member], USD $)	0 Months Ended				12 Months Ended
	Jan. 22, 2014 InvestorNote	Dec. 31, 2012	Nov. 30, 2012	Oct. 05, 2012	Dec. 31, 2014 PromissoryNote	Dec. 31, 2013 InvestorNote	Dec. 31, 2012 PromissoryNote
Information relating to convertible notes payable [Abstract]
Initial principal amount					$ 2,210,000
Secured Convertible Note [Member]
Information relating to convertible notes payable [Abstract]
Purchase price paid in the form of promissory notes					1,500,000		1,500,000
Number of promissory notes issued under purchase agreement					6		6
Principal amount of promissory notes		250,000			250,000		250,000
Payment received		50,000	100,000	100,000
Notes receivable and accrued interest						777,710
Notes receivable	687,500					687,500
Accrued interest	$ 94,456					$ 90,210
Number of investor notes	3					3